RESTATEMENT OF PREVIOUSLY ISSUED AND RESTATED FINANCIAL STATEMENTS	9 Months Ended
Dec. 31, 2015
RESTATEMENT OF PREVIOUSLY ISSUED AND RESTATED FINANCIAL STATEMENTS [Text Block]

13.    RESTATEMENT OF PREVIOUSLY ISSUED AND RESTATED FINANCIAL STATEMENTS

The Company’s previously issued and restated financial statements have been restated to reflect the correction of an error in the classification of the warrants issued in the First Financing and the Second Financing.

Previously, the Company had recorded the First Financing Warrants, First Financing Finders Warrants, Second Financing Warrants, and Second Financing Finders Warrants (collectively, the “Warrants”) as equity instruments. Under the provisions of ASC 815-40-15, if the exercise price of an instrument is denominated in a currency other than the Company’s functional currency, the instrument shall not be considered as indexed to the Company’s own stock because it is exposed to fluctuations in foreign currency exchange rates. Instead, the instrument should be recorded as a liability at fair value through profit or loss. The functional currency of the Company is the Canadian dollar but the exercise prices of the Warrants are denominated in U.S. dollars, so under ASC 815-40-15, the Warrants must be classified as liabilities at fair value through profit or loss. As a result, the Company is required to reclassify the fair value of the Warrants from equity to liability through profit or loss.

The correction of the error is presented in the Company’s interim condensed consolidated financial statements for the period ended December 31, 2015 as follows:

	Three months ended December 31, 2015
	As reported after first restatement	Adjustment	As restated

Change in fair value of derivative liability	$(261,802)	$(31,896)	$(293,698)

Net loss for the period	($2,400,539)	$(31,896)	$(2,432,435)

Comprehensive loss for the period	$(2,764,335)	$(31,896)	$(2,796,231)

Basic gain (loss) per share	($0.04)	$-	($0.04)

Diluted gain (loss) per share	($0.04)	$-	($0.04)

	Nine months ended December 31, 2015
	As reported	Adjustment	As restated

Change in fair value of derivative liability	$1,627,844	$485,547	$2,113,391

Net loss for the period	($3,537,039)	$485,547	$(3,051,492)

Comprehensive loss for the period	$(4,427,728)	$485,547	$(3,942,181)

Basic gain (loss) per share	($0.05)	$-	($0.05)

Diluted gain (loss) per share	($0.07)	$0.01	($0.06)

	As at December 31, 2015
	As reported after first restatement	Adjustment	As Restated
Derivative liability	$830,378	$67,750	$898,128
Common stock	$20,658,387	$(532,523)	$20,125,864
Additional paid-in capital	$2,175,973	$(20,774)	$2,155,199
Accumulated deficit	$(22,960,490)	$485,547	$(22,474,943)

There was no effect on cash flow for each of the periods and therefore there has been no restatement to the consolidated statements of cash flows.